EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of Interests in Joint Ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2025	Dec. 31, 2024
Joint ventures
Stork Holdco LP	Property holding company	United Kingdom	50%	50%
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%
U.S. Retail JV Pool A	Property holding company	United States	50%	50%
Honolulu Shopping Center	Property holding company	United States	50%	50%
U.S. Retail JV Pool B	Property holding company	United States	51%	51%
U.S. Retail JV Pool C	Property holding company	United States	50%	50%
Bryant Park Office Tower	Property holding company	United States	50%	50%
Las Vegas Mall A	Property holding company	United States	50%	50%
U.S. Retail JV Pool D	Property holding company	United States	48%	48%
Las Vegas Mall B	Property holding company	United States	50%	50%
Miami Shopping District	Property holding company	United States	22%	22%
Other(1)(2)	Various	Various	15% - 65%	15% - 60%

Associates
Other	Various	Various	21% - 47%	31% - 50%
(1)Other joint ventures consist of approximately 40 joint ventures, each of which has a carrying value below $400 million.
(2)Other joint ventures also include the partnership’s approximate 10% indirect LP interest in the BSREP IV investments that is accounted for as a financial asset held through an equity-accounted joint venture with Brookfield Wealth Solutions Ltd. (“BWS”) with a carrying value of $1,279 million as of December 31, 2025. See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV Investments.

Schedule of Interests in Associates	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2025	Dec. 31, 2024
Joint ventures
Stork Holdco LP	Property holding company	United Kingdom	50%	50%
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%
U.S. Retail JV Pool A	Property holding company	United States	50%	50%
Honolulu Shopping Center	Property holding company	United States	50%	50%
U.S. Retail JV Pool B	Property holding company	United States	51%	51%
U.S. Retail JV Pool C	Property holding company	United States	50%	50%
Bryant Park Office Tower	Property holding company	United States	50%	50%
Las Vegas Mall A	Property holding company	United States	50%	50%
U.S. Retail JV Pool D	Property holding company	United States	48%	48%
Las Vegas Mall B	Property holding company	United States	50%	50%
Miami Shopping District	Property holding company	United States	22%	22%
Other(1)(2)	Various	Various	15% - 65%	15% - 60%

Associates
Other	Various	Various	21% - 47%	31% - 50%
(1)Other joint ventures consist of approximately 40 joint ventures, each of which has a carrying value below $400 million.
(2)Other joint ventures also include the partnership’s approximate 10% indirect LP interest in the BSREP IV investments that is accounted for as a financial asset held through an equity-accounted joint venture with Brookfield Wealth Solutions Ltd. (“BWS”) with a carrying value of $1,279 million as of December 31, 2025. See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV Investments.

Schedule of Change in Equity Investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2025 and 2024:

(US$ Millions) Years ended Dec. 31,	2025	2024
Equity accounted investments, beginning of year	$19,547	$19,435
Additions	848	484
Disposals and return of capital distributions	(300)	(898)
Share of net (losses) earnings from equity accounted investments	882	331
Distributions received	(268)	(290)
Foreign currency translation	257	(168)
Deconsolidation of India REIT(1)	365	—
Reclassification (to) assets held for sale	(143)	—
Reclassification of BSREP IV investments to assets held for sale(2)	—	(259)
Other comprehensive income and other	56	912
Equity accounted investments, end of year	$21,244	$19,547
(1)Includes the net impact of recognizing the partnership’s retained interest in India REIT under the equity method, partially offset by the deconsolidation of its joint venture assets. See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.
(2)See Note 32, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.

Schedule of Equity Method Investments, Valuation Techniques and Assumptions	he key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2025			Dec. 31, 2024
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.5%	5.1%	10	7.5%	5.2%	11
Retail(2)	Discounted cash flow	6.6%	5.0%	10	6.6%	5.0%	10
LP Investments(3)(4)	Discounted cash flow	10.8%	7.2%	7	9.7%	6.8%	8
(1)Included in the partnership's total Office portfolio are 16 Super Core office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.8% (December 31, 2024 - 6.7%).
(2)Included in the partnership's total Retail portfolio are 18 Super Core retail centers with a weighted-average discount rate of 6.2% (December 31, 2024 - 6.2%).
(3)The valuation method used to value multifamily investments is the direct capitalization method. At December 31, 2025, the overall implied capitalization rate used for properties using the direct capitalization method was 5.2% (December 31, 2024 - 4.7%). The terminal capitalization rate and investment horizon are not applicable.
(4)The change since December 31, 2024 reflects the partnership’s sale of a partial interest in India REIT, resulting in a loss of control and deconsolidation of this investment. The partnership’s retained interest is now accounted for under the equity method.

Schedule of Financial Information of Joint Ventures
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2025 and 2024:

	Dec. 31, 2025
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,459	$47,732	$4,115	$14,440	$30,636	$9,550
Retail	854	34,843	3,153	10,524	22,020	10,261
LP Investments	766	3,287	570	2,521	962	514
	3,079	85,862	7,838	27,485	53,618	20,325
Associates
Office	$70	$1,145	$18	$810	$387	$116
LP Investments	243	5,507	186	2,436	3,128	803
	313	6,652	204	3,246	3,515	919
Total	$3,392	$92,514	$8,042	$30,731	$57,133	$21,244

	Dec. 31, 2024
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,830	$46,485	$5,222	$14,455	$28,638	$8,869
Retail	815	34,140	3,571	10,442	20,942	9,823
LP Investments	715	3,417	2,136	767	1,229	611
	3,360	84,042	10,929	25,664	50,809	19,303
Associates
LP Investments	14	419	2	—	431	244
	14	419	2	—	431	244
Total	$3,374	$84,461	$10,931	$25,664	$51,240	$19,547
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023 is set out below:

	Year ended December 31, 2025
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss) income	Partnership’s share of net (loss) income	Distributions received
Joint ventures
Office	$2,171	$1,895	$(36)	$433	$673	$(10)	$191	$174
Retail	2,014	1,508	811	55	1,372	3	567	16
LP Investments	1,076	1,159	18	14	(51)	61	(6)	40
	5,261	4,562	793	502	1,994	54	752	230
Associates
Office	50	37	(39)	—	(26)	85	(8)	—
LP Investments	224	154	236	160	466	(134)	138	38
	274	191	197	160	440	(49)	130	38
Total	$5,535	$4,753	$990	$662	$2,434	$5	$882	$268
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2024
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income (loss)	Other compre- hensive income	Partnership’s share of net income (loss)	Distributions received
Joint ventures
Office	$2,262	$1,915	$(272)	$6	$81	$(46)	$(129)	$228
Retail	2,018	1,512	951	51	1,508	(18)	497	25
LP Investments	1,063	1,170	7	(1)	(101)	82	(29)	31
	5,343	4,597	686	56	1,488	18	339	284
Associates
LP Investments	19	28	2	(2)	(9)	(78)	(8)	7
	19	28	2	(2)	(9)	(78)	(8)	7
Total	$5,362	$4,625	$688	$54	$1,479	$(60)	$331	$291
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2023
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Office	$2,261	$1,564	$(1,924)	$50	$(1,177)	$(61)	$(434)	$112
Retail	2,002	1,446	166	55	777	(29)	269	16
LP Investments	1,499	1,532	228	(78)	117	12	94	67
	5,762	4,542	(1,530)	27	(283)	(78)	(71)	195
Associates
LP Investments	69	94	(104)	19	(110)	(50)	(50)	17
	69	94	(104)	19	(110)	(50)	(50)	17
Total	$5,831	$4,636	$(1,634)	$46	$(393)	$(128)	$(121)	$212
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Schedule of Financial Information of Associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2025 and 2024:

	Dec. 31, 2025
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,459	$47,732	$4,115	$14,440	$30,636	$9,550
Retail	854	34,843	3,153	10,524	22,020	10,261
LP Investments	766	3,287	570	2,521	962	514
	3,079	85,862	7,838	27,485	53,618	20,325
Associates
Office	$70	$1,145	$18	$810	$387	$116
LP Investments	243	5,507	186	2,436	3,128	803
	313	6,652	204	3,246	3,515	919
Total	$3,392	$92,514	$8,042	$30,731	$57,133	$21,244

	Dec. 31, 2024
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,830	$46,485	$5,222	$14,455	$28,638	$8,869
Retail	815	34,140	3,571	10,442	20,942	9,823
LP Investments	715	3,417	2,136	767	1,229	611
	3,360	84,042	10,929	25,664	50,809	19,303
Associates
LP Investments	14	419	2	—	431	244
	14	419	2	—	431	244
Total	$3,374	$84,461	$10,931	$25,664	$51,240	$19,547
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023 is set out below:

	Year ended December 31, 2025
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss) income	Partnership’s share of net (loss) income	Distributions received
Joint ventures
Office	$2,171	$1,895	$(36)	$433	$673	$(10)	$191	$174
Retail	2,014	1,508	811	55	1,372	3	567	16
LP Investments	1,076	1,159	18	14	(51)	61	(6)	40
	5,261	4,562	793	502	1,994	54	752	230
Associates
Office	50	37	(39)	—	(26)	85	(8)	—
LP Investments	224	154	236	160	466	(134)	138	38
	274	191	197	160	440	(49)	130	38
Total	$5,535	$4,753	$990	$662	$2,434	$5	$882	$268
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2024
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income (loss)	Other compre- hensive income	Partnership’s share of net income (loss)	Distributions received
Joint ventures
Office	$2,262	$1,915	$(272)	$6	$81	$(46)	$(129)	$228
Retail	2,018	1,512	951	51	1,508	(18)	497	25
LP Investments	1,063	1,170	7	(1)	(101)	82	(29)	31
	5,343	4,597	686	56	1,488	18	339	284
Associates
LP Investments	19	28	2	(2)	(9)	(78)	(8)	7
	19	28	2	(2)	(9)	(78)	(8)	7
Total	$5,362	$4,625	$688	$54	$1,479	$(60)	$331	$291
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2023
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Office	$2,261	$1,564	$(1,924)	$50	$(1,177)	$(61)	$(434)	$112
Retail	2,002	1,446	166	55	777	(29)	269	16
LP Investments	1,499	1,532	228	(78)	117	12	94	67
	5,762	4,542	(1,530)	27	(283)	(78)	(71)	195
Associates
LP Investments	69	94	(104)	19	(110)	(50)	(50)	17
	69	94	(104)	19	(110)	(50)	(50)	17
Total	$5,831	$4,636	$(1,634)	$46	$(393)	$(128)	$(121)	$212
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.